Trade And Other Receivables - Summary Of Provision For Expected Credit Losses For Receivables (Detail) - USD ($)	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Provision For Expected Credit Losses For Receivables [line items]
Provision for expected credit losses	$ 4,598,163	$ 2,403,782	$ 1,076,678
Provision for expected credit losses for trade receivables
Disclosure Of Provision For Expected Credit Losses For Receivables [line items]
Provision for expected credit losses	3,628,323	1,857,436
Provision for expected credit losses for customer wallet receivables
Disclosure Of Provision For Expected Credit Losses For Receivables [line items]
Provision for expected credit losses	$ 969,840	$ 546,346